Mairs & Power Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 4.7%
Alphabet, Inc. - Class C	849,897	$132,779,408
Verizon Communications, Inc.	2,421,000	109,816,560
		242,595,968

Consumer Discretionary - 7.6%
Amazon.com, Inc. (a)	1,672,000	318,114,720
Best Buy Co., Inc.	655,700	48,266,077
Ulta Beauty, Inc. (a)	54,900	20,123,046
		386,503,843

Consumer Staples - 3.0%
Casey's General Stores, Inc.	42,748	18,554,342
Hormel Foods Corp.	2,171,592	67,189,057
Kraft Heinz Co.	2,015,000	61,316,450
Target Corp.	75,870	7,917,793
		154,977,642

Financials - 16.2%
Charles Schwab Corp.	32,100	2,512,788
Fiserv, Inc. (a)	873,395	192,871,818
JPMorgan Chase & Co.	1,228,000	301,228,400
Piper Sandler Cos.	168,000	41,606,880
Principal Financial Group, Inc.	385,000	32,482,450
US Bancorp/MN	586,660	24,768,785
Visa, Inc. - Class A	459,000	160,861,140
Wells Fargo & Co.	1,035,500	74,338,545
		830,670,806

Health Care - 14.5%
Abbott Laboratories	228,338	30,289,036
Bio-Techne Corp.	1,393,800	81,718,494
Eli Lilly & Co.	152,539	125,983,485
Johnson & Johnson	405,725	67,285,434
Roche Holding AG - ADR	3,192,509	131,371,745
UnitedHealth Group, Inc.	578,000	302,727,500
		739,375,694

Industrials - 13.8%
CH Robinson Worldwide, Inc.	525,000	53,760,000
Donaldson Co., Inc.	364,481	24,442,096
Fastenal Co.	1,462,000	113,378,100
Graco, Inc.	2,059,774	172,011,727
nVent Electric PLC	1,318,919	69,137,734
Rockwell Automation, Inc.	250,000	64,595,000
Tennant Co.	786,000	62,683,500
Toro Co.	1,999,523	145,465,298
		705,473,455

Information Technology - 30.2%(b)
Apple, Inc.	973,800	216,310,194
Clearfield, Inc. (a)	440,447	13,090,085
Entegris, Inc.	397,000	34,729,560
Littelfuse, Inc.	473,000	93,058,020
Microsoft Corp.	1,315,000	493,637,850
Motorola Solutions, Inc.	288,500	126,308,185
NVIDIA Corp.	3,385,338	366,902,932
QUALCOMM, Inc.	506,000	77,726,660
Salesforce, Inc.	131,277	35,229,496
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	342,000	56,772,000
Workiva, Inc. (a)	432,857	32,858,175
		1,546,623,157

Materials - 4.9%
Ecolab, Inc.	278,015	70,482,363
HB Fuller Co.	1,262,674	70,861,265
Sherwin-Williams Co.	314,000	109,645,660
		250,989,288

Utilities - 4.8%
Alliant Energy Corp.	1,948,000	125,353,800
WEC Energy Group, Inc.	1,105,500	120,477,390
		245,831,190
TOTAL COMMON STOCKS (Cost $2,394,188,014)		5,103,041,043

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.27% (c)	12,911,714	12,911,714
TOTAL SHORT-TERM INVESTMENTS (Cost $12,911,714)		12,911,714

TOTAL INVESTMENTS - 100.0% (Cost $2,407,099,728)		5,115,952,757
Other Assets in Excess of Liabilities - 0.0% (d)		2,375,747
TOTAL NET ASSETS - 100.0%		$5,118,328,504
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Mairs & Power Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,103,041,043	$–	$–	$5,103,041,043
Money Market Funds	12,911,714	–	–	12,911,714
Total Investments	$5,115,952,757	$–	$–	$5,115,952,757

Refer to the Schedule of Investments for further disaggregation of investment categories.